UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-09205
                                                     ----------------

                      Advantage Advisers Xanthus Fund, LLC
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
            ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              COMMON STOCK - 119.44%:

                APPAREL MANUFACTURERS - 3.14%:
 26,190             Maidenform Brands, Inc.*                                        $      360,112
229,310             Polo Ralph Lauren Corp.                           (a)               11,534,293
                                                                                    --------------
                                                                                        11,894,405
                                                                                    --------------
                APPLICATIONS SOFTWARE - 2.71%:
399,780             Microsoft Corp.                                   (a)               10,286,339
                                                                                    --------------
                COMPUTERS - 4.88%:
632,970             Hewlett - Packard Co.                             (a)(b)            18,482,724
                                                                                    --------------
                COMPUTERS - MEMORY DEVICES - 5.40%:
128,318             Hutchinson Technology, Inc.*                      (a)                3,351,666
245,640             SanDisk Corp.*                                    (a)               11,849,674
332,601             Seagate Technology                                (a)                5,271,726
                                                                                    --------------
                                                                                        20,473,066
                                                                                    --------------
                CONSULTING SERVICES - 1.81%:
258,270             Accenture Ltd., Class A*                                             6,575,554
 10,620             Huron Consulting Group, Inc.*                                          284,829
                                                                                    --------------
                                                                                         6,860,383
                                                                                    --------------
                DISTRIBUTION / WHOLESALE - 1.10%:
 97,480             Genuine Parts Co.                                 (a)                4,181,892
                                                                                    --------------
                DIVERSIFIED MANUFACTURING OPERATIONS - 4.12%:
114,160             Dover Corp.                                       (a)                4,656,586
 96,330             ITT Industries, Inc.                              (a)               10,943,088
                                                                                    --------------
                                                                                        15,599,674
                                                                                    --------------
                DIVERSIFIED MINERALS - 1.20%:
103,620             Companhia Vale do Rio Doce - Sponsored ADR                           4,544,773
                                                                                    --------------
                E-COMMERCE / SERVICES - 2.85%:
 65,680             Ctrip.com International, Ltd. - Sponsored ADR     (a)                4,208,774
602,560             HomeStore, Inc.*                                                     2,621,136
129,790             Monster Worldwide, Inc.*                                             3,985,851
                                                                                    --------------
                                                                                        10,815,761
                                                                                    --------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.90%:
233,060             Jabil Circuit, Inc.*                              (a)                7,206,215
                                                                                    --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              COMMON STOCK - 119.44% (CONTINUED):

                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 21.23%:
  201,240           Altera Corp.*                                                   $    3,845,696
1,801,830           ARM Holdings, PLC - Sponsored ADR                                   11,297,474
  402,327           Broadcom Corp., Class A*                          (a)               18,877,183
2,961,155           Conexant Systems, Inc.*                                              5,300,468
  570,920           Freescale Semiconductor, Inc., Class A*           (a)               13,365,237
  312,664           Monolithic Power Systems, Inc.*                                      2,654,517
  413,850           National Semiconductor Corp.                      (a)               10,842,870
  421,100           Texas Instruments, Inc.                           (a)               14,275,290
                                                                                    --------------
                                                                                        80,458,735
                                                                                    --------------
                ENTERPRISE SOFTWARE / SERVICES - 2.25%:
  401,920           Micromuse, Inc.*                                                     3,167,130
  432,610           Oracle Corp.*                                                        5,364,364
                                                                                    --------------
                                                                                         8,531,494
                                                                                    --------------
                ENTERTAINMENT SOFTWARE - 7.63%:
  556,163           Activision, Inc.*                                 (a)               11,373,533
  453,545           Take-Two Interactive Software, Inc.*                                10,018,809
  353,412           THQ, Inc.*                                        (a)                7,534,744
                                                                                    --------------
                                                                                        28,927,086
                                                                                    --------------
                HEALTH CARE COST CONTAINMENT - 2.05%:
  164,060           McKesson Corp.                                    (a)                7,784,647
                                                                                    --------------
                HUMAN RESOURCES - 2.26%:
   90,440           Manpower, Inc.                                    (a)                4,014,632
  385,480           MPS Group, Inc.*                                                     4,548,664
                                                                                    --------------
                                                                                         8,563,296
                                                                                    --------------
                INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.14%:
  508,204           Dolby Laboratories, Inc., Class A*                (a)                8,131,264
                                                                                    --------------
                INTERNET SECURITY - 1.71%:
  286,680           Symantec Corp.*                                   (a)                6,496,169
                                                                                    --------------
                MEDICAL - DRUGS - 0.51%:
  138,174           Angiotech Pharmaceuticals, Inc.*                                     1,937,199
                                                                                    --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              COMMON STOCK - 119.44% (CONTINUED):

                MEDICAL - HMO - 2.09%:
104,290             WellPoint, Inc.*                                  (a)           $    7,907,268
                                                                                    --------------
                MEDICAL - OUTPATIENT / HOME MEDICAL - 1.21%:
143,250             Apria Healthcare Group, Inc.,*                                       4,571,107
                                                                                    --------------
                OIL & GAS DRILLING - 1.91%:
100,620             Nabors Industries Ltd.*                                              7,227,535
                                                                                    --------------
                OIL COMPANIES - EXPLORATION & PRODUCTION - 3.34%:
143,730             Chesapeake Energy Corp.                                              5,497,673
158,110             XTO Energy, Inc.                                                     7,165,545
                                                                                    --------------
                                                                                        12,663,218
                                                                                    --------------
                PHARMACY SERVICES - 2.47%:
170,880             Medco Health Solutions, Inc.*                     (a)                9,369,350
                                                                                    --------------
                REGISTERED INVESTMENT COMPANY - 3.78%:
115,360             iShares MSCI Emerging Markets Index                                  9,791,757
115,370             iShares MSCI South Korea Index                                       4,551,346
                                                                                    --------------
                                                                                        14,343,103
                                                                                    --------------
                RETAIL - AUTO PARTS - 1.85%:
129,105             Advance Auto Parts, Inc.*                                            4,993,781
 72,110             O'Reilly Automotive, Inc.*                                           2,032,060
                                                                                    --------------
                                                                                         7,025,841
                                                                                    --------------
                RETAIL - BEDDING - 0.61%:
 57,330             Bed, Bath & Beyond, Inc.*                                            2,303,519
                                                                                    --------------
                RETAIL - CONSUMER ELECTRONICS - 0.99%:
 85,915             Best Buy Co., Inc.                                (a)                3,739,880
                                                                                    --------------
                RETAIL - MAIL ORDER - 0.35%:
 34,410             Williams - Sonoma, Inc.*                                             1,319,624
                                                                                    --------------
                RETAIL - SPORTING GOODS - 0.42%:
 98,900             Golf Galaxy, Inc.*                                                   1,576,466
                                                                                    --------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.30%:
288,680             Marvell Technology Group, Ltd.*                   (a)               13,311,035

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
               COMMON STOCK - 119.44% (CONTINUED):

               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.30% (CONTINUED):
490,290             Taiwan Semiconductor Manufacturing Co., Ltd. -
                     Sponsored ADR                                                   $    4,030,184
767,230             United Microelectronics Corp. - Sponsored ADR                         2,762,028
                                                                                     --------------
                                                                                         20,103,247
                                                                                     --------------
                SEMICONDUCTOR EQUIPMENT - 5.86%:
 59,182             FormFactor, Inc.*                                                     1,350,533
 94,690             KLA-Tencor Corp.                                  (a)                 4,617,084
115,110             Lam Research Corp.*                                                   3,507,402
426,124             Tessera Technologies, Inc.*                       (a)                12,745,369
                                                                                     --------------
                                                                                         22,220,388
                                                                                     --------------
                TELECOMMUNICATION EQUIPMENT - 3.98%:
183,990             ADC Telecommunications, Inc.*                                         4,206,012
819,670             Avaya, Inc.*                                      (a)                 8,442,601
230,720             Tellabs, Inc.*                                                        2,427,174
                                                                                     --------------
                                                                                         15,075,787
                                                                                     --------------
                TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 3.47%:
679,820             Corning, Inc.*                                    (a)                13,140,921
                                                                                     --------------
                TELECOMMUNICATION SERVICES - 0.60%:
106,710             RCN Corp.*                                                            2,264,386
                                                                                     --------------
                TRANSPORT - SERVICES - 1.53%:
239,850             Laidlaw International, Inc.                       (a)                 5,797,175
                                                                                     --------------
                WEB PORTALS / ISP - 4.25%:
 29,176             Google, Inc., Class A*                            (a)                 9,233,037
133,900             Sina Corp.*                                                           3,682,250
186,510             Sohu.com, Inc.*                                                       3,194,916
                                                                                     --------------
                                                                                         16,110,203
                                                                                     --------------
                WIRELESS EQUIPMENT - 6.54%:
532,290             Motorola, Inc.                                    (a)                11,726,349
232,800             Powerwave Technologies, Inc.*                                         3,024,072
105,450             QUALCOMM, Inc.                                    (a)                 4,718,888

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
               COMMON STOCK - 119.44% (CONTINUED):

               WIRELESS EQUIPMENT - 6.54% (CONTINUED):
144,210             Telefonaktiebolaget LM Ericsson - Sponsored ADR                  $     5,312,696
                                                                                     ---------------
                                                                                          24,782,005
                                                                                     ---------------
               TOTAL COMMON STOCK (COST $438,098,083)                                $   452,716,145
                                                                                     ---------------

   CONTRACTS

               PURCHASED OPTIONS - 0.12%:
                CALL OPTIONS - 0.10%:
                COMPUTERS - 0.10%:
  2,884             Hewlett - Packard Company, 1/21/06, $30.00                       $       389,340
                                                                                     ---------------
                TOTAL CALL OPTIONS (COST $304,262)                                           389,340
                                                                                     ---------------
                PUT OPTIONS - 0.02%:
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.02%:
  1,154             Cree, Inc., 11/19/05, $22.50                                              63,470
                                                                                     ---------------
                TOTAL PUT OPTIONS (COST $113,669)                                             63,470
                                                                                     ---------------
               TOTAL PURCHASED OPTIONS (COST $417,931)                               $       452,810
                                                                                     ---------------

               TOTAL INVESTMENTS (COST $438,516,014) - 119.56% +                     $   453,168,955
                                                                                     ---------------

               OTHER ASSETS, LESS LIABILITIES - (19.56%)                                 (74,151,476)
                                                                                     ---------------

               NET ASSETS - 100.00%                                                  $   379,017,479
                                                                                     ===============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

ADR  American Depository Receipt

+ At December 31, 2004, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $458,276,845 and $120,297,270, respectively. At December 31, 2004, accumulated net unrealized depreciation on investments for Federal income tax purposes was $2,166,571, consisting of $22,746,492 gross unrealized appreciation and $24,913,063 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              SECURITIES SOLD, NOT YET PURCHASED - (42.73%):
                AIRLINES - (1.10%):
280,260             Southwest Airlines Co.                                          $   (4,161,861)
                                                                                    --------------
                APPLICATIONS SOFTWARE - (1.95%):
 57,120             Infosys Technologies - Sponsored ADR                                (4,242,874)
 70,300             Intuit, Inc.                                                        (3,150,143)
                                                                                    --------------
                                                                                        (7,393,017)
                                                                                    --------------
                AUDIO / VIDEO PRODUCTS - (0.62%):
 70,670             SONY Corp. - Sponsored ADR                                          (2,345,537)
                                                                                    --------------
                BEVERAGES NON - ALCOHOLIC - (0.86%):
114,380             Pepsi Bottling Group, Inc.                                          (3,265,549)
                                                                                    --------------
                BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.35%):
 43,260             Masco Corp.                                                         (1,327,217)
                                                                                    --------------
                CABLE TELEVISION - (2.87%):
115,000             Comcast Corp., Class A                                              (3,378,700)
344,070             DIRECTV Group, Inc.                                                 (5,154,169)
 79,850             EchoStar Communications Corp., Class A                              (2,361,164)
                                                                                    --------------
                                                                                       (10,894,033)
                                                                                    --------------
                CAPACITORS - (0.28%):
126,690             KEMET Corp.                                                         (1,061,662)
                                                                                    --------------
                COMMUNICATIONS SOFTWARE - (0.17%):
 30,600             Inter-Tel, Inc.                                                       (642,600)
                                                                                    --------------
                COMPUTER GRAPHICS - (0.73%):
 62,183             Pixar Inc.                                                          (2,767,765)
                                                                                    --------------
                COMPUTERS - INTEGRATED SYSTEMS - (0.33%):
 50,260             National Instruments Corp.                                          (1,238,406)
                                                                                    --------------
                COMPUTERS - MEMORY DEVICES - (1.86%):
215,400             EMC Corp.                                                           (2,787,276)
 57,380             Network Appliance, Inc.                                             (1,362,201)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              SECURITIES SOLD, NOT YET PURCHASED - (42.73%) (CONTINUED):

              COMPUTERS - MEMORY DEVICES - (1.86%) (CONTINUED):
224,380             Western Digital Corp.                                          $   (2,901,234)
                                                                                   --------------
                                                                                       (7,050,711)
                                                                                   --------------
                CONSUMER PRODUCTS - MISCELLANEOUS - (1.06%):
 72,100             Clorox Co.                                                         (4,004,434)
                                                                                   --------------
                DATA PROCESSING / MANAGEMENT - (1.39%):
131,680             First Data Corp.                                                   (5,267,200)
                                                                                   --------------
                E-SERVICES / CONSULTING - (0.78%):
 57,840             Websense, Inc.                                                     (2,961,986)
                                                                                   --------------
                ELECTRIC PRODUCTS - MISCELLANEOUS - (0.57%):
 80,630             Molex, Inc.                                                        (2,151,208)
                                                                                   --------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.61%):
 25,160             AVX Corp.                                                            (320,538)
 79,950             Gentex Corp.                                                       (1,391,130)
164,750             Koninklijke (Royal) Philips Electronics N.V. - NY Shares           (4,395,530)
                                                                                   --------------
                                                                                       (6,107,198)
                                                                                   --------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (3.16%):
179,140             Fairchild Semiconductor International, Inc.                        (2,662,020)
 94,920             International Rectifier Corp.                                      (4,278,994)
 57,380             Semtech Corp.                                                        (945,049)
236,000             STMicroelectronics N.V. - NY Shares                                (4,078,080)
                                                                                   --------------
                                                                                      (11,964,143)
                                                                                   --------------
                ELECTRONIC CONNECTORS - (1.27%):
118,870             Amphenol Corp., Class A                                            (4,795,216)
                                                                                   --------------
                ENTERPRISE SOFTWARE / SERVICES - (2.41%):
145,090             Computer Associates International, Inc.                            (4,034,953)
117,420             SAP AG - Sponsored ADR                                             (5,087,809)
                                                                                   --------------
                                                                                       (9,122,762)
                                                                                   --------------
                FOOD - MISCELLANEOUS / DIVERSIFIED - (0.86%):
106,700             Kraft Foods, Inc., Class A                                         (3,263,953)
                                                                                   --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              SECURITIES SOLD, NOT YET PURCHASED - (42.73%) (CONTINUED):

                FOOD - WHOLESALE / DISTRIBUTION - (1.30%):
157,490             Sysco Corp.                                                      $   (4,940,461)
                                                                                     --------------

                HOME FURNISHINGS - (0.69%):
 82,990             Ethan Allen Interiors, Inc.                                          (2,601,737)
                                                                                     --------------
                INTERNET INFRASTRUCTURE SOFTWARE - (0.81%):
 70,566             F5 Networks, Inc.                                                    (3,067,504)
                                                                                     --------------
                MACHINERY - PRINT TRADE - (0.88%):
 85,660             Zebra Technologies Corp. - Class A                                   (3,348,449)
                                                                                     --------------
                MEDICAL - DRUGS - (2.97%):
116,270             Eli Lilly & Co.                                                      (6,222,770)
200,840             Pfizer, Inc.                                                         (5,014,975)
                                                                                     --------------
                                                                                        (11,237,745)
                                                                                     --------------
                MEDICAL INSTRUMENTS - (0.49%):
 49,238             Ventana Medical Systems, Inc.                                        (1,874,491)
                                                                                     --------------
                MOTORCYCLE / MOTOR SCOOTER - (0.74%):
 57,670             Harley-Davidson, Inc.                                                (2,793,535)
                                                                                     --------------
                MULTIMEDIA - (0.96%):
 73,050             E.W. Scripps Co., Class A                                            (3,650,309)
                                                                                     --------------
                PUBLISHING - PERIODICALS - (0.22%):
 30,240             Dex Media, Inc.                                                        (840,370)
                                                                                     --------------
                RETAIL - DISCOUNT - (1.38%):
100,950             Target Corp.                                                         (5,242,334)
                                                                                     --------------
                SCHOOLS - (0.71%):
 40,600             Apollo Group, Inc., Class A                                          (2,695,434)
                                                                                     --------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.76%):
 68,990             Emulex Corp.                                                         (1,394,288)
180,780             Power Integrations, Inc.                                             (3,930,157)
155,640             Semiconductor Manufacturing International Corp. - Sponsored ADR      (1,338,504)
                                                                                     --------------
                                                                                         (6,662,949)
                                                                                     --------------
                TELECOMMUNICATION SERVICES - (0.53%):
72,110              Amdocs Ltd.                                                          (1,999,610)
                                                                                     --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
              SECURITIES SOLD, NOT YET PURCHASED - (42.73%) (CONTINUED):
                TELEPHONE - INTEGRATED - (3.64%):
 57,330             ALLTEL Corp.                                                    $   (3,732,756)
168,590             BellSouth Corp.                                                     (4,433,917)
234,850             SBC Communications, Inc.                                            (5,629,355)
                                                                                    --------------
                                                                                       (13,796,028)
                                                                                    --------------
                TRAVEL SERVICES - (0.80%):
150,180             Sabre Holdings Corp., Class A                                       (3,045,650)
                                                                                    --------------
                WEB PORTALS / ISP - (0.62%):
220,100             EarthLink, Inc.                                                     (2,355,070)
                                                                                    --------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $159,159,659)      $(161,938,134)
                                                                                    ==============

ADR  American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer


Date    November 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer


Date    November 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Principal Financial Officer


Date    November 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.